Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Amounts Related to Revenue and Other Income and Purchase of Goods and Services Incurred in Transactions

The following table presents the amounts related to revenue and other income and purchase of goods and services incurred in transactions with these related parties:

	2017	2016	2015
Revenue and other income	130	59	8
Purchase of goods and services	144	116	85

Schedule of Amounts Related to Receivable and Payable Balances with Related Parties	The following table presents the amounts related to receivable and payable balances with these related parties:

	2017	2016
Receivables	54	13
Payables	77	29